Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease offices under various operating lease agreements
Year ending December 31,
2022	1,821
2023	348
2024	30
Total	2,199

Schedule of the total lease costs
Year Ended on December 31, 2022
U.S. dollars in thousands
Operating lease cost:
Fixed Payment	2,252

Schedule of the supplemental cash flow information related to operating leases
Year Ended on December 31, 2022
U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	2,093
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating lease liabilities arising from obtaining operating right-of-use assets, excluding the impact of $4.9 million recognized on initial adoption, refer to note 2(z)	648

Schedule of supplemental balance sheet information related to operating leases
December 31, 2022
U.S. dollars in thousands
Operating lease right-of-use assets	3,824
Current maturities of operating leases	1,811
Non-current operating leases	1,624
Total operating lease liabilities	3,435
Weighted average remaining lease term (years)	2.00
Weighted annual average discount rate	13.09%

Schedule of lease offices under various operating lease agreements
December 31, 2022
U.S. dollars in thousands
2023	1,949
2024	1,855
2025	134
Total operating lease payments	3,938
Less: imputed interest	(503)
Present value of lease liabilities	3,435